UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                     Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment         [  ] Amendment Number:
This Amendment (Check only one.):               [  ] is a restatement.
                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seamans Capital Management, LLC
Address:     950 Winter Street, Suite 1400
Waltham,     MA 02451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Richard F. Seamans
Title:       Managing Director
Phone:       781-890-5225

Signature, Place, and Date of Signing:

/s/ Richard F. Seamans         Waltham, MA                    February 9, 2012
----------------------        -------------                   ----------------
[Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0 (zero)

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  207,246
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

FORM 13F INFORMATION TABLE

   COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                 TITLE OF                      VALUE      SHRS OR     SH/   INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                    CLASS            CUSIP     (X$1000)     PRN AMT     PRN   DISCRETION   MANAGERS    SOLE
--------------                ---------------   ----------   ---------    ----------  ---   ----------  ---------- --------  ------
Central Fund of Canada Class A     CL A         135501101       78,863     4,021,550   sh      Sole         No           4,021,550
Currency Shares Japanese Yen   Japanese Yen     23130A102       16,247       127,000   sh      Sole         No             127,000
ETFS Gold Trust                     COM         26922Y105          651         4,200   sh      Sole         No               4,200
PowerShares US Dollar Bull ETF      COM         73936D107        8,763       390,000   sh      Sole         No             390,000
ProShares UltraShort 20+ Year Treas.COM         74347R297          904        50,000   sh      Sole         No              50,000
Proshares UltraShort Euro           COM         74347W882       10,724       527,000   sh      Sole         No             527,000
Sprott Physical Gold Trust          COM         85207H104       20,619     1,494,100   sh      Sole         No           1,494,100
Alpha Natural Resources             COM         02076X102           51         2,500   sh      Sole         No               2,500
Arch Coal                           COM         039380100        9,456       651,700   sh      Sole         No             651,700
Banro                               COM         066800103        3,057       823,950   sh      Sole         No             823,950
Baytex Energy                       COM         07317Q105        4,518        80,795   sh      Sole         No              80,795
CONSOL Energy                       COM         20854P109           62         1,700   sh      Sole         No               1,700
DTE Energy                          COM         233331107        1,252        23,000   sh      Sole         No              23,000
Extorre Gold Mines                  COM         30227B109        2,021       273,450   sh      Sole         No             273,450
Franco-Nevada                       COM         351858105        5,922       155,580   sh      Sole         No             155,580
Ipath DJ-UBS Grains Subindex        COM         06739H305          107         2,375   sh      Sole         No               2,375
Newmont Mining                      COM         651639106        8,181       136,330   sh      Sole         No             136,330
Novagold Resources                  COM         66987E206          990       116,700   sh      Sole         No             116,700
Peabody Energy                      COM         704549104        3,959       119,575   sh      Sole         No             119,575
Penn West Petroleum                 COM         707887105        8,324       420,000   sh      Sole         No             420,000
Powershares DB Agriculture Fund     COM         73936B408        2,442        84,550   sh      Sole         No              84,550
ProShares UltraShort S&P 500 3X     COM         74347X856        4,596       350,000   sh      Sole         No             350,000
Randgold Resources                  ADR         752344309        3,063        30,000   sh      Sole         No              30,000
Sprott Physical Silver Trust        COM         85207K107          188        14,000   sh      Sole         No              14,000
TECO Energy                         COM         872375100        1,254        65,500   sh      Sole         No              65,500
The Southern Company                COM         842587107        1,342        29,000   sh      Sole         No              29,000
Transocean                          COM         H8817H100        6,043       157,420   sh      Sole         No             157,420
Utilities Select Sector SPDR        COM         81369Y886        1,277        35,500   sh      Sole         No              35,500
XCEL Energy                         COM         98389B100        1,258        45,500   sh      Sole         No              45,500
ipath DJ-UBS Livestock Sub Index    COM         06739H743        1,111        37,340   sh      Sole         No              37,340
